Financial Assets at Fair Value through Profit or Loss - Designated as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss	€ 4,242	€ 5,099
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss	4	3
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss	1,739	1,669
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss	€ 2,499	€ 3,427